Condensed Consolidated Statements of Cash Flows - Unaudited - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income	$ 63,396	$ 74,890
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	7,813	7,332
Equity-based compensation expense	1,124	1,473
Amortization of deferred finance costs	1,167	526
Changes in assets and liabilities
Accounts receivable	(24,576)	(954)
Inventories	3,708	(9,886)
Prepaid expenses and other assets	216	474
Deposits and other assets	(5,330)	85
Accounts payable	(1,912)	2,197
Accrued expenses	2,260	(2,523)
Other liabilities	180	(27)
Net cash used in operating activities	48,046	73,587
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(3,900)	(7,199)
Net cash (used in) provided by investing activities	(3,900)	(7,199)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit		20,000
Payment of line of credit	(5,000)
Payment of term loan	(18,000)	(10,500)
Distributions to members'	(22,333)	(85,107)
Net cash provided by financing activities	(45,333)	(75,607)
Net Change in Cash	(1,187)	(9,219)
Cash - Beginning of period	13,422	26,728
Cash - End of period	12,236	17,509
Supplementary disclosure of cash flow information
Cash paid for interest expense	$ 7,635	$ 2,113